REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III
ASHFORD HOSPITALITY TRUST, INC. AND SUBSIDIARIES
REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2019
(dollars in thousands)

Column A		Column B	Column C		Column D		Column E			Column F	Column G	Column H	Column I
			Initial Cost		Costs Capitalized Since Acquisition		Gross Carrying Amount At Close of Period
Hotel Property	Location	Encumbrances	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Total	Accumulated Depreciation	Construction Date	Acquisition Date	Income Statement
Embassy Suites	Austin, TX	$23,364	$1,204	$9,388	$193	$6,806	$1,397	$16,194	$17,591	$9,052	08/1998		(1),(2),(3)
Embassy Suites	Dallas, TX	15,465	1,878	8,907	238	6,703	2,116	15,610	17,726	8,618	12/1998		(1),(2),(3)
Embassy Suites	Herndon, VA	25,120	1,303	9,836	277	8,928	1,580	18,764	20,344	10,400	12/1998		(1),(2),(3)
Embassy Suites	Las Vegas, NV	30,282	3,307	16,952	397	15,008	3,704	31,960	35,664	17,928	05/1999		(1),(2),(3)
Embassy Suites	Flagstaff, AZ	18,400	1,267	4,278	—	3,406	1,267	7,684	8,951	3,912		10/2003	(1),(2),(3)
Embassy Suites	Houston, TX	17,810	1,799	10,404	—	7,312	1,799	17,716	19,515	8,212		03/2005	(1),(2),(3)
Embassy Suites	West Palm Beach, FL	19,802	3,277	13,949	—	8,877	3,277	22,826	26,103	11,348		03/2005	(1),(2),(3)
Embassy Suites	Philadelphia, PA	28,698	5,791	34,819	—	17,421	5,791	52,240	58,031	21,982		12/2006	(1),(2),(3)
Embassy Suites	Walnut Creek, CA	49,920	7,452	25,334	—	22,758	7,452	48,092	55,544	19,170		12/2006	(1),(2),(3)
Embassy Suites	Arlington, VA	46,355	36,065	41,588	—	18,327	36,065	59,915	95,980	20,197		04/2007	(1),(2),(3)
Embassy Suites	Portland, OR	88,435	11,110	60,048	—	7,258	11,110	67,306	78,416	23,487		04/2007	(1),(2),(3)
Embassy Suites	Santa Clara, CA	67,440	8,948	46,239	—	16,209	8,948	62,448	71,396	22,282		04/2007	(1),(2),(3)
Embassy Suites	Orlando, FL	22,526	5,674	21,593	—	11,586	5,674	33,179	38,853	13,174		04/2007	(1),(2),(3)
Embassy Suites	New York, NY	145,000	111,619	88,673	—	(8,336)	111,619	80,337	191,956	1,974		01/2019	(1),(2),(3)
Hilton Garden Inn	Jacksonville, FL	11,756	1,751	9,164	—	5,752	1,751	14,916	16,667	6,521		11/2003	(1),(2),(3)
Hilton Garden Inn	Austin, TX	66,257	7,605	48,725	—	5,158	7,605	53,883	61,488	10,694		03/2015	(1),(2),(3)
Hilton Garden Inn	Baltimore, MD	16,218	4,027	20,199	—	6,171	4,027	26,370	30,397	4,210		03/2015	(1),(2),(3)
Hilton Garden Inn	Virginia Beach, VA	32,140	4,101	26,329	—	415	4,101	26,744	30,845	3,827		03/2015	(1),(2),(3)
Hilton	Ft. Worth, TX	62,000	4,538	13,922	1	23,803	4,539	37,725	42,264	16,894		03/2005	(1),(2),(3)
Hilton	Houston, TX	19,949	2,200	13,247	—	9,936	2,200	23,183	25,383	10,421		03/2005	(1),(2),(3)
Hilton	St. Petersburg, FL	48,730	2,991	13,907	(1,130)	19,489	1,861	33,396	35,257	16,729		03/2005	(1),(2),(3)
Hilton	Santa Fe, NM	26,400	7,004	10,689	—	7,814	7,004	18,503	25,507	9,380		12/2006	(1),(2),(3)
Hilton	Bloomington, MN	46,800	5,685	59,139	—	9,596	5,685	68,735	74,420	25,820		04/2007	(1),(2),(3)
Hilton	Costa Mesa, CA	65,671	12,917	91,791	—	14,922	12,917	106,713	119,630	38,522		04/2007	(1),(2),(3)
Hilton	Boston, MA	97,000	62,555	134,407	—	14,341	62,555	148,748	211,303	24,903		03/2015	(1),(2),(3)
Hilton	Parsippany, NJ	38,073	7,293	58,098	—	6,883	7,293	64,981	72,274	14,790		03/2015	(1),(2),(3)
Hilton	Tampa, FL	27,442	5,206	21,186	—	12,355	5,206	33,541	38,747	9,437		03/2015	(1),(2),(3)
Hilton	Alexandria, VA	73,450	14,459	96,602	—	45	14,459	96,647	111,106	3,894		06/2018	(1),(2),(3)
Hilton	Santa Cruz, CA	24,919	9,399	38,129	—	(3,066)	9,399	35,063	44,462	885		02/2019	(1),(2),(3)
Hampton Inn	Lawrenceville, GA	5,447	697	3,808	—	3,179	697	6,987	7,684	3,465		11/2003	(1),(2),(3)
Hampton Inn	Evansville, IN	11,118	1,301	5,034	—	2,619	1,301	7,653	8,954	3,800		09/2004	(1),(2),(3)
Hampton Inn	Parsippany, NJ	18,641	3,268	24,306	—	2,500	3,268	26,806	30,074	5,172		03/2015	(1),(2),(3)
Hampton Inn	Buford, GA	8,675	1,168	5,338	—	4,622	1,168	9,960	11,128	3,274		07/2004	(1),(2),(3)
Hampton Inn	Phoenix, AZ	11,267	853	10,145	—	5,002	853	15,147	16,000	2,865		06/2015	(1),(2),(3)

Column A		Column B	Column C		Column D		Column E			Column F	Column G	Column H	Column I
			Initial Cost		Costs Capitalized Since Acquisition		Gross Carrying Amount At Close of Period
Hotel Property	Location	Encumbrances	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Total	Accumulated Depreciation	Construction Date	Acquisition Date	Income Statement
Hampton Inn - Waterfront	Pittsburgh, PA	12,786	2,335	18,663	(1,213)	(10,652)	1,122	8,011	9,133	226		06/2015	(1),(2),(3),(4)
Hampton Inn - Washington	Pittsburgh, PA	17,341	2,760	19,739	(1,491)	(11,327)	1,269	8,412	9,681	594		06/2015	(1),(2),(3),(4)
Hampton Inn	Columbus, OH	21,017	1,789	27,210	1	3,691	1,790	30,901	32,691	5,000		06/2015	(1),(2),(3)
Marriott	Beverly Hills, CA	123,120	6,510	22,061	—	23,809	6,510	45,870	52,380	24,959		03/2005	(1),(2),(3)
Marriott	Durham, NC	26,800	1,794	25,056	—	18,478	1,794	43,534	45,328	16,077		02/2006	(1),(2),(3)
Marriott	Arlington, VA	91,542	20,637	101,376	—	58,860	20,637	160,236	180,873	68,106		07/2006	(1),(2),(3)
Marriott	Bridgewater, NJ	71,200	5,059	89,268	—	13,231	5,059	102,499	107,558	32,852		04/2007	(1),(2),(3)
Marriott	Dallas, TX	30,400	2,701	30,893	—	14,196	2,701	45,089	47,790	18,711		04/2007	(1),(2),(3)
Marriott	Fremont, CA	58,402	5,800	44,200	—	2,172	5,800	46,372	52,172	6,674		08/2014	(1),(2),(3)
Marriott	Memphis, TN	27,041	6,210	37,284	—	1,589	6,210	38,873	45,083	9,264		02/2015	(1),(2),(3)
Marriott	Irving, TX	66,653	8,330	82,272	—	35,370	8,330	117,642	125,972	19,426		03/2015	(1),(2),(3)
Marriott	Omaha, NE	15,847	6,641	49,887	—	12,516	6,641	62,403	69,044	13,505		03/2015	(1),(2),(3)
Marriott	Sugarland, TX	62,301	9,047	84,043	—	(723)	9,047	83,320	92,367	11,282		03/2015	(1),(2),(3)
SpringHill Suites by Marriott	Baltimore, MD	13,600	2,502	13,206	—	4,161	2,502	17,367	19,869	8,158		05/2004	(1),(2),(3)
SpringHill Suites by Marriott	Kennesaw, GA	6,638	1,106	5,021	—	3,656	1,106	8,677	9,783	3,576		07/2004	(1),(2),(3)
SpringHill Suites by Marriott	Buford, GA	9,561	1,132	6,089	—	831	1,132	6,920	8,052	2,777		07/2004	(1),(2),(3)
SpringHill Suites by Marriott	Charlotte, NC	12,775	1,235	6,818	—	1,002	1,235	7,820	9,055	3,032		06/2005	(1),(2),(3)
SpringHill Suites by Marriott	Durham, NC	6,663	1,090	3,991	—	1,276	1,090	5,267	6,357	2,066		06/2005	(1),(2),(3)
SpringHill Suites by Marriott	Manhattan Beach, CA	28,560	5,726	21,187	—	1,307	5,726	22,494	28,220	7,564		04/2007	(1),(2),(3)
SpringHill Suites by Marriott	Plymouth Meeting, PA	20,800	3,210	24,578	—	1,473	3,210	26,051	29,261	8,610		04/2007	(1),(2),(3)
Fairfield Inn by Marriott	Kennesaw, GA	5,207	840	4,359	—	2,567	840	6,926	7,766	2,246		07/2004	(1),(2),(3)
Courtyard by Marriott	Bloomington, IN	14,248	900	10,741	—	3,817	900	14,558	15,458	6,677		09/2004	(1),(2),(3)
Courtyard by Marriott - Tremont	Boston, MA	102,451	24,494	85,246	—	11,340	24,494	96,586	121,080	19,178		03/2015	(1),(2),(3)
Courtyard by Marriott	Columbus, IN	8,160	673	4,804	—	3,435	673	8,239	8,912	3,960		09/2004	(1),(2),(3)
Courtyard by Marriott	Denver, CO	33,376	9,342	29,656	—	3,677	9,342	33,333	42,675	5,909		03/2015	(1),(2),(3)
Courtyard by Marriott	Louisville, KY	18,261	1,352	12,266	—	4,673	1,352	16,939	18,291	6,181		09/2004	(1),(2),(3)
Courtyard by Marriott	Gaithersburg, MD	28,580	5,128	30,522	—	4,372	5,128	34,894	40,022	5,902		03/2015	(1),(2),(3)
Courtyard by Marriott	Crystal City, VA	42,538	5,411	38,610	—	14,073	5,411	52,683	58,094	20,534		06/2005	(1),(2),(3)
Courtyard by Marriott	Ft. Lauderdale, FL	20,617	2,244	18,520	—	6,454	2,244	24,974	27,218	10,598		06/2005	(1),(2),(3)
Courtyard by Marriott	Overland Park, KS	8,794	1,868	14,030	—	4,559	1,868	18,589	20,457	8,299		06/2005	(1),(2),(3)
Courtyard by Marriott	Foothill Ranch, CA	21,735	2,447	16,005	—	3,648	2,447	19,653	22,100	8,232		06/2005	(1),(2),(3)
Courtyard by Marriott	Alpharetta, GA	19,665	2,244	12,345	—	3,590	2,244	15,935	18,179	7,084		06/2005	(1),(2),(3)
Courtyard by Marriott	Oakland, CA	28,240	5,112	19,429	—	4,099	5,112	23,528	28,640	9,013		04/2007	(1),(2),(3)
Courtyard by Marriott	Scottsdale, AZ	23,600	3,700	22,134	—	4,884	3,700	27,018	30,718	10,337		04/2007	(1),(2),(3)
Courtyard by Marriott	Plano, TX	18,160	2,115	22,360	—	1,994	2,115	24,354	26,469	8,592		04/2007	(1),(2),(3)
Courtyard by Marriott	Newark, CA	34,960	2,863	10,723	—	1,678	2,863	12,401	15,264	4,413		04/2007	(1),(2),(3)
Courtyard by Marriott	Manchester, CT	6,292	1,301	7,430	—	1,931	1,301	9,361	10,662	3,766		04/2007	(1),(2),(3)
Courtyard by Marriott	Basking Ridge, NJ	41,600	5,419	45,304	—	6,482	5,419	51,786	57,205	18,549		04/2007	(1),(2),(3)
Courtyard by Marriott	Wichita, KS	18,380	291	23,090	—	(1,108)	291	21,982	22,273	2,887		06/2015	(1),(2),(3)

Column A		Column B	Column C		Column D		Column E			Column F	Column G	Column H	Column I
			Initial Cost		Costs Capitalized Since Acquisition		Gross Carrying Amount At Close of Period
Hotel Property	Location	Encumbrances	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Total	Accumulated Depreciation	Construction Date	Acquisition Date	Income Statement
Courtyard by Marriott - Billerica	Boston, MA	29,807	3,528	29,352	—	1,410	3,528	30,762	34,290	6,099		06/2015	(1),(2),(3)
Homewood Suites	Pittsburgh, PA	25,492	1,906	28,093	—	2,781	1,906	30,874	32,780	5,132		06/2015	(1),(2),(3)
Marriott Residence Inn	Lake Buena Vista, FL	25,330	2,555	20,367	—	10,717	2,555	31,084	33,639	13,809		03/2004	(1),(2),(3)
Marriott Residence Inn	Evansville, IN	7,830	961	5,972	(1)	2,939	960	8,911	9,871	4,419		09/2004	(1),(2),(3)
Marriott Residence Inn	Orlando, FL	25,687	6,554	40,539	—	19,672	6,554	60,211	66,765	22,529		06/2005	(1),(2),(3)
Marriott Residence Inn	Falls Church, VA	26,151	2,752	34,979	—	7,376	2,752	42,355	45,107	17,299		06/2005	(1),(2),(3)
Marriott Residence Inn	San Diego, CA	29,281	3,156	29,514	—	3,810	3,156	33,324	36,480	13,267		06/2005	(1),(2),(3)
Marriott Residence Inn	Salt Lake City, UT	15,798	1,897	16,357	—	3,489	1,897	19,846	21,743	7,819		06/2005	(1),(2),(3)
Marriott Residence Inn	Las Vegas, NV	38,160	18,177	39,568	(6,184)	(12,854)	11,993	26,714	38,707	7,465		04/2007	(1),(2),(3),(4)
Marriott Residence Inn	Phoenix, AZ	23,680	4,100	23,187	—	2,655	4,100	25,842	29,942	9,014		04/2007	(1),(2),(3)
Marriott Residence Inn	Plano, TX	14,160	2,045	16,869	—	2,116	2,045	18,985	21,030	6,774		04/2007	(1),(2),(3)
Marriott Residence Inn	Newark, CA	37,760	3,272	11,706	—	2,586	3,272	14,292	17,564	5,272		04/2007	(1),(2),(3)
Marriott Residence Inn	Manchester, CT	6,759	1,462	8,306	—	3,798	1,462	12,104	13,566	5,454		04/2007	(1),(2),(3)
Marriott Residence Inn	Jacksonville, FL	9,865	1,997	16,084	—	10,214	1,997	26,298	28,295	9,129		05/2007	(1),(2),(3)
Marriott Residence Inn	Stillwater, OK	7,911	930	15,070	(524)	(7,185)	406	7,885	8,291	1,377		06/2015	(1),(2),(3),(4)
Tribute Portfolio	Santa Fe, NM	25,000	8,094	42,058	—	1,049	8,094	43,107	51,201	1,453		10/2018	(1),(2),(3)
TownePlace Suites by Marriott	Manhattan Beach, CA	23,680	4,805	17,543	—	4,937	4,805	22,480	27,285	8,843		04/2007	(1),(2),(3)
Ritz-Carlton	Atlanta, GA	97,902	2,477	80,139	—	31,229	2,477	111,368	113,845	21,266		03/2015	(1),(2),(3)
One Ocean	Atlantic Beach, FL	57,600	5,815	14,817	—	28,226	5,815	43,043	48,858	25,727		04/2004	(1),(2),(3)
Renaissance	Nashville, TN	207,000	20,671	158,260	—	33,589	20,671	191,849	212,520	32,689		03/2015	(1),(2),(3)
Renaissance	Palm Springs, CA	51,522	—	74,112	—	15,176	—	89,288	89,288	17,719		03/2015	(1),(2),(3)
Sheraton Hotel	Ann Arbor, MI	35,200	4,158	35,042	—	4,570	4,158	39,612	43,770	5,387		06/2015	(1),(2),(3)
Sheraton Hotel	Langhorne, PA	12,880	2,037	12,424	—	9,270	2,037	21,694	23,731	10,860		07/2004	(1),(2),(3)
Sheraton Hotel	Minneapolis, MN	20,933	2,953	14,280	—	5,909	2,953	20,189	23,142	9,417		03/2005	(1),(2),(3)
Sheraton Hotel	Indianapolis, IN	59,278	3,100	22,041	—	22,381	3,100	44,422	47,522	21,532		03/2005	(1),(2),(3)
Sheraton Hotel	Anchorage, AK	26,331	4,023	39,363	—	19,502	4,023	58,865	62,888	23,437		12/2006	(1),(2),(3)
Sheraton Hotel	San Diego, CA	36,160	7,294	36,382	—	7,893	7,294	44,275	51,569	17,483		12/2006	(1),(2),(3)
Hyatt Regency	Coral Gables, FL	63,200	4,805	50,820	—	27,599	4,805	78,419	83,224	28,276		04/2007	(1),(2),(3)
Hyatt Regency	Hauppauge, NY	36,095	6,284	35,669	—	(1,085)	6,284	34,584	40,868	6,512		03/2015	(1),(2),(3)
Hyatt Regency	Savannah, GA	69,224	14,041	72,721	—	13,781	14,041	86,502	100,543	17,958		03/2015	(1),(2),(3)
Crown Plaza	Key West, FL	64,980	—	27,514	—	11,167	—	38,681	38,681	17,619		03/2005	(1),(2),(3)
Crown Plaza	Annapolis, MD	—	—	9,903	—	119	—	10,022	10,022	4,658		03/2015	(1),(2),(3)
Annapolis Historic Inn	Annapolis, MD	18,658	3,028	7,833	—	8,387	3,028	16,220	19,248	8,962		03/2005	(1),(2),(3),(4)
Lakeway Resort & Spa	Austin, TX	19,527	4,541	28,940	—	7,716	4,541	36,656	41,197	12,160		02/2015	(1),(2),(3)
Silversmith	Chicago, IL	27,739	4,782	22,398	—	(1,871)	4,782	20,527	25,309	3,507		03/2015	(1),(2),(3)
The Churchill	Washington, D.C.	41,114	25,898	32,304	—	14,778	25,898	47,082	72,980	12,525		03/2015	(1),(2),(3)
The Melrose	Washington, D.C.	75,454	29,277	62,507	—	(43)	29,277	62,464	91,741	8,804		03/2015	(1),(2),(3)
Le Pavillon	New Orleans, LA	43,750	10,933	51,549	(2,601)	11,760	8,332	63,309	71,641	11,450		06/2015	(1),(2),(3)
The Ashton	Ft. Worth, TX	8,881	800	7,187	—	1,712	800	8,899	9,699	2,283		07/2014	(1),(2),(3)

Column A		Column B	Column C		Column D		Column E			Column F	Column G	Column H	Column I
			Initial Cost		Costs Capitalized Since Acquisition		Gross Carrying Amount At Close of Period
Hotel Property	Location	Encumbrances	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Land	FF&E, Buildings and Improvements	Total	Accumulated Depreciation	Construction Date	Acquisition Date	Income Statement
Westin	Princeton, NJ	33,000	6,475	52,195	—	8,035	6,475	60,230	66,705	10,831		03/2015	(1),(2),(3)
W	Atlanta, GA	48,800	2,353	54,383	—	4,542	2,353	58,925	61,278	8,589		07/2015	(1),(2),(3)
W	Minneapolis, MN	51,843	8,430	79,713	—	5,008	8,430	84,721	93,151	9,327		11/2015	(1),(2),(3)
Le Meridien	Minneapolis, MN	—	2,752	12,248	—	2,578	2,752	14,826	17,578	2,561		07/2015	(1),(2),(3)
Hotel Indigo	Atlanta, GA	16,100	3,230	23,713	—	4,546	3,230	28,259	31,489	3,991		10/2015	(1),(2),(3)
WorldQuest	Orlando, FL	—	1,432	9,870	(40)	2,142	1,392	12,012	13,404	3,077		03/2011	(1),(2),(3)
Total		$4,124,003	$782,850	$3,760,480	$(12,077)	$913,006	$770,773	$4,673,486	$5,444,259	$1,335,816

_________________________
(1) Estimated useful life for buildings is 39 years.
(2) Estimated useful life for building improvements is 7.5 years.
(3) Estimated useful life for furniture and fixtures is 1.5 to 5 years.
(4) Amounts include impairment charges.

	Year Ended December 31,
	2019	2018	2017
Investment in Real Estate:
Beginning balance	$5,287,463	$5,064,294	$5,054,564
Additions	409,603	374,223	225,461
Impairment/write-offs	(136,658)	(125,964)	(111,820)
Sales/disposals	(116,149)	(25,090)	(85,709)
Assets held for sale	—	—	(18,202)
Ending balance	$5,444,259	$5,287,463	$5,064,294
Accumulated Depreciation:
Beginning balance	1,182,244	1,028,379	894,001
Depreciation expense	269,664	258,441	247,220
Impairment/write-offs	(103,038)	(102,410)	(101,008)
Sales/disposals	(13,054)	(2,166)	(11,364)
Assets held for sale	—	—	(470)
Ending balance	$1,335,816	$1,182,244	$1,028,379
Investment in Real Estate, net	$4,108,443	$4,105,219	$4,035,915